Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Right-Of-Use Assets	Right-of-use assets

	As of December 31,
	2022	2021
Carrying amounts
Land and buildings	$20,211	$25,582
Others	878	695
	$21,089	$26,277

	For the Year Ended December 31
	2022	2021	2020
Additions to right-of-use assets	$10,330	$9,800	$9,844

Depreciation expenses of right-of-use assets
Land and buildings	$12,400	$11,901	$10,681
Others	435	386	385
	$12,835	$12,287	$11,066

Lease Liabilities	Lease liabilities

	As of December 31,
	2022	2021
Lease liabilities	$21,473	$26,742

Current	$10,073	$11,153
Non-current	11,400	15,589
	$21,473	$26,742

Discount rates	1.20%-2.81%	1.20%-2.40%

Other Lease Information	Other lease information

	For the Year Ended December 31
	2022	2021	2020
Expenses relating to short-term leases and low-value asset leases	$1,537	$1,263	$1,112

Total cash outflows for leases	$(14,863)	$(14,025)	$(12,603)